Derivative Liability	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability
10.	Derivative Liability

Due to the variable conversion price associated with some of these convertible promissory notes disclosed in Note 8 above, the Company has determined that the conversion feature is considered a derivative liability for instruments which are convertible and have not yet been settled. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives on the date they are deemed to be derivative liabilities.

During the nine month period ended March 31, 2021, the Company recorded a change in fair value of derivative $887,301. The Company will measure the fair value of each derivative instrument in future reporting periods and record the change based on the change in fair value.

Below is a reconciliation of the derivative liability as presented on the Company’s balance sheet as of March 31, 2021:

Derivative liability as of June 30, 2020	$1,590,638
Initial derivative liability accounted for convertible notes payable issued during the period ended March 31, 2021	512,993
True-up adjustment in debt discount and derivative liability	37,360
Change in derivative liability during the period	887,301
Reclassify derivative liability associated with Notes converted into loss on debt conversion account	(1,716,114)
Balance at March 31, 2021	1,312,178

Change in derivative liability for the nine months ended March 31, 20210 and 2020, totaled $887,301 and $(612,093), respectively and change in derivative liability for the three months ended March 31, 2021 and 2020, totaled $1,096,709 and $(256,468), respectively.

As of March 31, 2021 and June 30, 2020, the derivative liability related to convertible notes was $ 1,312,178 and $1,590,638, respectively.

11.	Derivative Liability	Due to the variable conversion price associated with some of these convertible promissory notes disclosed in Note 8 above, the Company has determined that the conversion feature is considered a derivative liability for instruments which are convertible and have not yet been settled. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives on the date they are deemed to be derivative liabilities.

During the year ended June 30, 2020, the Company recorded a gain in fair value of derivative liability of $858,774. The Company will measure the fair value of each derivative instrument in future reporting periods and record a gain or loss based on the change in fair value.

Below is a reconciliation of the derivative liability as presented on the Company’s balance sheet as of June 30, 2020:

Derivative liability as of June 30, 2018	$1,765,187
Initial derivative liability accounted for convertible notes payable issued during the period ended June 30, 2019	1,565,535
Change in derivative liability during the period	712,627
Reclassify derivative liability associated with Notes converted	(2,736,601)
Derivative liability as of June 30, 2019	$1,306,748
Initial derivative liability accounted for convertible notes payable issued during the period ended June 30, 2020	1,723,883
Change in derivative liability during the period	(858,774)
Reclassify derivative liability associated with Notes converted	(581,219)
Balance at June 30, 2020	$1,590,638